Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000203453_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000203453_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000203453_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.29%
C000227500_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.34%
C000227500_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%
C000227499_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000227499_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%
C000251104_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.17%
C000251104_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%
C000251105_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%
C000251105_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%
C000204614_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000204614_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000204614_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%
C000204612_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000204612_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000204612_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.59%
C000204613_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000204613_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000204613_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%
C000204611_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000204611_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000204611_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.59%
C000203453_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%
C000203453_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.47%
C000203453_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%
C000227500_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.12%
C000227500_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%
C000227499_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.05%
C000227499_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%
C000227499_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000227499_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%
C000251104_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.68%
C000251104_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	25.97%
C000251105_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%
C000251105_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%
C000251105_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%
C000251105_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%
C000204614_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%
C000204614_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.88%
C000204614_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%
C000204614_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%
C000204614_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.86%
C000204614_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%
C000204612_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%
C000204612_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.42%
C000204612_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%
C000204612_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%
C000204612_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.40%
C000204612_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%
C000204613_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.07%
C000204613_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.58%
C000204613_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%
C000204613_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.93%
C000204613_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%
C000204613_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%
C000204611_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%
C000204611_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.73%
C000204611_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.29%
C000204611_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%
C000204611_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.61%
C000204611_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%